UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia  30677

(Address of principal executive offices)(Zip code)

Jennifer T. Welsh, Esq.
ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO  80203

(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end:  May 31, 2014

Date of reporting period: August 31, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Stadion Managed Fund
Schedule of Investments
August 31, 2013 (Unaudited)

MONEY MARKET FUNDS - 100.11%	Shares	Value
Fidelity® Institutional Money Market Government Portfolio, Class I, 0.010%, 7-day effective yield	492,417,658	$492,417,658
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.000%, 7-day effective yield	150,000,000	150,000,000

TOTAL MONEY MARKET FUNDS
(Cost $642,417,658)		642,417,658

Total Investments, at Value - 100.11%
(Cost $642,417,658)		642,417,658

Liabilities in Excess of Other Assets - (0.11)%		(737,648)

Net Assets - 100.00%		$641,680,010

See Notes to Quarterly Schedule of Investments

Stadion Core Advantage Fund
Schedule of Investments
August 31, 2013 (Unaudited)

EXCHANGE-TRADED FUNDS - 49.25%	Shares	Value
iShares® Core S&P 500® ETF	27,870	$4,581,828
iShares® Russell® 1000 Value Index Fund	53,270	4,499,717
iShares® S&P 100® Index Fund	61,630	4,521,177
SPDR® Dow Jones® Industrial Average ETF Trust	30,190	4,465,403
SPDR® S&P 500® ETF Trust	13,580	2,222,367
Technology Select Sector SPDR® Fund	73,740	2,315,436

TOTAL EXCHANGE-TRADED FUNDS
(Cost $20,277,969)		22,605,928

MONEY MARKET FUNDS - 50.79%	Shares	Value
Fidelity® Institutional Money Market Government Portfolio, Class I, 0.010%, 7-day effective yield	23,311,412	$23,311,412

TOTAL MONEY MARKET FUNDS
(Cost $23,311,412)		23,311,412

Total Investments, at Value - 100.04%
(Cost $43,589,381)		45,917,340

Liabilities in Excess of Other Assets - (0.04)%		(20,376)

Net Assets - 100.00%		$45,896,964

See Notes to Quarterly Schedule of Investments

Stadion Olympus Fund
Schedule of Investments
August 31, 2013 (Unaudited)

EXCHANGE-TRADED FUNDS - 22.97%	Shares	Value
iShares® MSCI® ACWI Index Fund	41,550	$2,122,790
iShares® S&P Global 100 Index Fund	30,710	2,113,118
SPDR® EURO STOXX 50 ETF	31,620	1,115,237

TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,350,078)		5,351,145

MONEY MARKET FUNDS - 49.22%	Shares	Value
Fidelity® Institutional Money Market Government Portfolio, Class I, 0.010%, 7-day effective yield	11,462,270	$11,462,270

TOTAL MONEY MARKET FUNDS
(Cost $11,462,270)		11,462,270

Total Investments, at Value - 72.19%
(Cost $16,812,348)		16,813,415

Other Assets in Excess of Liabilities - 27.81%		6,476,647

Net Assets - 100.00%		$23,290,062

See Notes to Quarterly Schedule of Investments

Stadion Trilogy Fund
Schedule of Investments
August 31, 2013 (Unaudited)

COMMON STOCKS - 45.62%	Shares	Value
Consumer Discretionary - 4.59%
Distributors - 1.10%
Genuine Parts Co.(a)	17,858	$1,375,244

Hotels Restaurants & Leisure - 1.13%
McDonald's Corp.(a)	14,956	1,411,248

Leisure Equipment & Products - 1.24%
Polaris Industries, Inc.(a)	14,165	1,546,960

Multiline Retail - 1.12%
Nordstrom, Inc.(a)	25,168	1,402,613

Consumer Staples - 7.73%
Food & Staples Retailing - 2.19%
Costco Wholesale Corp.(a)	12,304	1,376,448
Sysco Corp.(a)	42,393	1,357,424
		2,733,872

Food Products - 3.31%
General Mills, Inc.(a)	27,867	1,374,400
Kellogg Co.(a)	22,793	1,383,763
McCormick & Co. Inc. - Non-Voting Shares(a)	20,507	1,387,299
		4,145,462

Household Products - 1.11%
Procter & Gamble Co.(a)	17,822	1,388,156

Tobacco - 1.12%
Reynolds American, Inc.	29,441	1,402,275

Energy - 2.31%
Oil Gas & Consumable Fuels - 2.31%
Chevron Corp.(a)	12,008	1,446,124
ConocoPhillips(a)	21,824	1,446,931
		2,893,055

Financials - 5.65%
Capital Markets - 1.09%
Eaton Vance Corp.(a)	35,388	1,364,207

Commercial Banks - 2.33%
Bank of Montreal	24,339	1,529,220
Commerce Bancshares, Inc.(a)	32,223	1,391,711
		2,920,931

Insurance - 2.23%
Aflac, Inc.(a)	24,327	1,405,857
Brown & Brown, Inc.(a)	44,236	1,377,509
		2,783,366

COMMON STOCKS - 45.62% (continued)	Shares	Value
Health Care - 3.32%
Health Care Equipment & Supplies - 2.24%
Abbott Laboratories(a)	40,159	$1,338,499
Baxter International, Inc.(a)	21,000	1,460,760
		2,799,259

Pharmaceuticals - 1.08%
Johnson & Johnson(a)	15,728	1,359,057

Industrials - 8.09%
Aerospace & Defense - 2.37%
Lockheed Martin Corp.(a)	12,549	1,536,249
United Technologies Corp.(a)	14,249	1,426,325
		2,962,574

Commercial Services & Supplies - 1.13%
Waste Management, Inc.	35,001	1,415,440

Electrical Equipment - 1.20%
Emerson Electric Co.(a)	24,814	1,498,021

Machinery - 1.13%
Illinois Tool Works, Inc.(a)	19,808	1,415,678

Road & Rail - 1.14%
Norfolk Southern Corp.(a)	19,803	1,428,984

Trading Companies & Distributors - 1.12%
WW Grainger, Inc.(a)	5,639	1,394,807

Information Technology - 3.69%
Communications Equipment - 1.25%
Harris Corp.(a)	27,569	1,561,233

IT Services - 1.19%
Automatic Data Processing, Inc.	20,834	1,482,547

Software - 1.25%
Microsoft Corp.(a)	46,872	1,565,525

Materials - 3.45%
Chemicals - 2.27%
Ecolab, Inc.(a)	15,680	1,432,368
Sigma-Aldrich Corp.(a)	17,094	1,409,742
		2,842,110

Containers & Packaging - 1.18%
AptarGroup, Inc.(a)	25,052	1,473,308

COMMON STOCKS - 45.62% (continued)	Shares	Value
Telecommunication - 1.12%
Diversified Telecommunication Services - 1.12%
AT&T, Inc.(a)	41,283	$1,396,604

Utilities - 5.67%
Electric Utilities - 3.30%
Entergy Corp.(a)	21,472	1,357,675
Northeast Utilities(a)	33,152	1,358,237
Southern Co.(a)	33,856	1,409,087
		4,124,999

Gas Utilities - 1.21%
National Fuel Gas Co.(a)	23,244	1,517,368

Multi-Utilities - 1.16%
Dominion Resources, Inc.	24,955	1,456,124

TOTAL COMMON STOCKS
(Cost $51,223,343)		57,061,027

EXCHANGE-TRADED FUNDS - 49.80%	Shares	Value
iShares® Barclays® 1-3 Year Credit Bond Fund(a)	143,990	$15,126,149
iShares® Barclays® Intermediate Credit Bond Fund	56,180	6,022,496
iShares® Barclays® MBS Bond Fund	115,910	12,083,618
iShares® Floating Rate Note Fund	357,980	18,135,267
iShares® iBoxx® $ High Yield Corporate Bond Fund	49,640	4,534,614
PowerShares® Senior Loan Portfolio	184,120	4,555,129
ProShares® Short VIX Short-Term Futures ETF(b)	20,000	1,843,000

TOTAL EXCHANGE-TRADED FUNDS
(Cost $62,801,208)		62,300,273

PURCHASED OPTION CONTRACTS - 4.79%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.60%
S&P 500® Index:
	09/06/2013	$1,500	40	$535,800
	09/06/2013	1,680	80	3,000
	09/06/2013	1,900	80	200
	09/13/2013	1,900	80	200
	09/21/2013	1,600	35	159,950
	09/21/2013	1,900	80	200
	09/30/2013	1,900	80	200
	10/04/2013	1,850	80	800
	10/19/2013	1,900	80	600
	11/16/2013	1,725	50	44,500
				745,450
Put Option Contracts - 4.19%
ProShares® Short VIX Short-Term Futures ETF	09/21/2013	$100	200	222,000
S&P 500® Index:
	09/06/2013	1,600	80	31,200
	09/21/2013	1,620	80	151,200
	09/30/2013	1,560	80	82,000
	10/04/2013	1,560	80	97,200
	10/19/2013	1,560	80	135,200

PURCHASED OPTION CONTRACTS - 4.79% (continued)	Expiration Date	Strike Price	Contracts	Value
	12/21/2013	$1,275	170	$73,950
	06/21/2014	1,425	525	2,357,250
	06/21/2014	1,500	80	500,400
SPDR S&P 500® ETF Trust:
	12/21/2013	125	300	11,250
	03/22/2014	120	700	58,100
	03/22/2014	125	400	44,400
	06/21/2014	140	200	81,300
	12/20/2014	140	2,075	1,402,700
				5,248,150
TOTAL PURCHASED OPTION CONTRACTS
(Cost $6,021,202)				5,993,600

MONEY MARKET FUNDS - 3.88%	Shares	Value
Fidelity® Institutional Money Market Government Portfolio, Class I, 0.010%, 7-day effective yield(a)	4,854,350	$4,854,350

TOTAL MONEY MARKET FUNDS
(Cost $4,854,350)		4,854,350

Total Investments, at Value - 104.09%
(Cost $124,900,103)		130,209,250

Written Option Contracts - (3.92)%		(4,900,925)

Liabilities in Excess of Other Assets - (0.17)%		(212,045)
Net Assets - 100.00%		$125,096,280

(a) All or portion of this security is held as collateral for written options
(b) Non-income producing security.

WRITTEN OPTION CONTRACTS - 3.92%	Expiration Date	Strike Price	Contracts	Premiums Received	Value
Call Option Contracts - 1.64%
S&P 500® Index:
	09/06/2013	$1,640	80	$96,720	$77,200
	09/21/2013	1,670	80	334,034	56,000
	09/21/2013	1,675	35	43,365	19,075
	09/30/2013	1,660	80	231,120	120,400
	10/04/2013	1,640	80	221,920	215,200
	10/19/2013	1,640	80	337,920	258,400
	12/21/2013	1,600	60	196,473	446,400
	06/21/2014	1,650	60	339,060	485,400
	12/20/2014	1,800	80	416,320	366,800
				2,216,932	2,044,875
Put Option Contracts - 2.28%
ProShares® Short VIX Short-Term Futures ETF	09/21/2013	$85	200	36,799	72,000

WRITTEN OPTION CONTRACTS - 3.92% (continued)	Expiration Date	Strike Price	Contracts	Premiums Received	Value
Put Option Contracts - 2.28% (continued)
S&P 500® Index:
	09/06/2013	$1,640	80	$152,720	$126,400
	09/21/2013	1,670	80	279,714	355,200
	09/30/2013	1,660	80	249,920	342,400
	10/04/2013	1,640	80	278,720	279,600
	10/19/2013	1,640	80	254,720	330,800
	12/21/2013	1,125	100	102,900	15,750
	12/21/2013	1,150	70	75,530	11,200
	06/21/2014	1,250	80	259,080	157,200
	06/21/2014	1,275	525	848,900	1,165,500
				2,539,003	2,856,050

Total Written Option Contracts				$4,755,935	$4,900,925

See Notes to Quarterly Schedule of Investments

Stadion Tactical Income Fund
Schedule of Investments
August 31, 2013 (Unaudited)

EXCHANGE-TRADED FUNDS - 89.20%	Shares	Value
iShares® 3-7 Year Treasury Bond ETF	2,280	$273,418
iShares® Barclays® 1-3 Year Credit Bond Fund(a)	10,410	1,093,570
iShares® Barclays® Intermediate Credit Bond Fund	9,422	1,010,038
iShares® Floating Rate Note Fund	5,390	273,057
iShares® iBoxx® $ High Yield Corporate Bond Fund	3,010	274,964
iShares® iBoxx® $ Investment Grade Corporate Bond ETF	4,850	548,293
PowerShares® Chinese Yuan Dim Sum Bond Portfolio	10,980	273,182
PowerShares® Senior Loan Portfolio	22,190	548,981
Vanguard Mortgage-Backed Securities ETF	13,410	681,228

TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,030,637)		4,976,731

MONEY MARKET FUNDS - 10.42%	Shares	Value
Fidelity® Institutional Money Market Government Portfolio, Class I, 0.010%, 7-day effective yield	581,766	$581,766

TOTAL MONEY MARKET FUNDS
(Cost $581,766)		581,766

Total Investments, at Value - 99.62%
(Cost $5,612,403)		5,558,497

Other Assets in Excess of Liabilities - 0.38%		20,969
Net Assets - 100.00%		$5,579,466

See Notes to Quarterly Schedule of Investments

Stadion Market Opportunity Fund
Schedule of Investments
August 31, 2013 (Unaudited)

EXCHANGE-TRADED FUNDS - 97.77%	Shares	Value
First Trust NYSE Arca Biotechnology Index Fund(a)	36,965	$2,258,931
iShares® Core S&P 500® ETF	20,080	3,301,152
iShares® MSCI EMU ETF	45,700	1,584,876
iShares® MSCI Germany Index Fund	62,740	1,608,654
iShares® Russell 2000® Growth ETF	40,459	4,755,551
iShares® U.S. Aerospace & Defense ETF	25,712	2,235,144
iShares® U.S. Healthcare Providers ETF	18,902	1,621,603
Powershares® QQQ Trust Series 1	43,328	3,269,531
PowerShares® S&P SmallCap Financials Portfolio	44,760	1,588,085
ProShares® Short 20+ Year Treasury(a)	103,060	3,338,113
Vanguard Growth ETF	79,961	6,479,240

TOTAL EXCHANGE-TRADED FUNDS
(Cost $29,880,602)		32,040,880

MONEY MARKET FUNDS - 2.46%	Shares	Value
Fidelity® Institutional Money Market Government Portfolio, Class I, 0.010%, 7-day effective yield	804,424	$804,424

TOTAL MONEY MARKET FUNDS
(Cost $804,424)		804,424

Total Investments, at Value - 100.23%
(Cost $30,685,026)		32,845,304

Liabilities in Excess of Other Assets - (0.23)%		(74,018)

Net Assets - 100.00%		$32,771,286

(a) Non-income producing security.

See Notes to Quarterly Schedule of Investments

STADION INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2013 (Unaudited)

1. ORGANIZATION

Stadion Managed Fund (“Managed Fund”), Stadion Core Advantage Fund (“Core Advantage Fund”), Stadion Olympus FundTM (“Olympus Fund”), Stadion Trilogy FundTM (“Trilogy Fund”), Stadion Tactical Income Fund (“Tactical Income Fund”) and Stadion Market Opportunity Fund (“Market Opportunity Fund”) (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

Managed Fund commenced operations on June 30, 2003. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Core Advantage Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek capital appreciation.

Olympus Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Trilogy Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Tactical Income Fund commenced operations on December 31, 2012. The public offering of Class A shares and Class I shares commenced on December 31, 2012 and February 14, 2013 respectively. The investment objective of the Fund is to seek total return comprised of income and capital appreciation, while maintaining a secondary emphasis on capital preservation.

Market Opportunity Fund’s predecessor fund, the ETF Market Opportunity Fund (the “Predecessor Fund”), is a successor to a previously operational fund which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series, Class I Shares of the Market Opportunity Fund effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Market Opportunity Fund effective April 1, 2013. The Fund seeks long‐term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of the Fund’s total assets in actively or passively managed exchanged-traded funds.

Each Fund, excluding the Tactical Income Fund, currently offers three classes of shares, Class A, Class C, and Class I.  The Tactical Income Fund offers Class A and Class I shares. Class A shares (sold subject to a maximum front-end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, are also sold subject to a 1% contingent deferred sales load on purchases at or above $1 million if redeemed within 18 months of purchase), Class C shares (subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase) and Class I shares (sold without any sales loads and distribution and/ or service fees). Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (4) Class I shares require a higher minimum initial investment.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the last quoted bid and ask prices at the time of valuation, as reported on the option’s primary exchange. If no bid quotation is readily available at the time of valuation, the option shall be valued at the mean of the last quoted ask price and $0.00. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open-end investment companies, including money market funds, are valued at the net asset value reported by such registered open-end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2013 by security type:

Managed Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$642,417,658	$–	$–	$642,417,658
Total	$642,417,658	$–	$–	$642,417,658

Core Advantage Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$22,605,928	$–	$–	$22,605,928
Money Market Funds	23,311,412	–	–	23,311,412
Total	$45,917,340	$–	$–	$45,917,340

Olympus Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$5,351,145	$–	$–	$5,351,145
Money Market Funds	11,462,270	–	–	11,462,270
Total	$16,813,415	$–	$–	$16,813,415

Trilogy Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$57,061,027	$–	$–	$57,061,027
Exchange-Traded Funds	62,300,273	–	–	62,300,273
Purchased Option Contracts	5,993,600	–	–	5,993,600
Money Market Funds	4,854,350	–	–	4,854,350
Total	$130,209,250	$–	$–	$130,209,250
Other Financial Instruments
Liabilities
Written Option Contracts	$(4,900,925)	$–	$–	$(4,900,925)
Total	$(4,900,925)	$–	$–	$(4,900,925)

Tactical Income Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,976,731	$–	$–	$4,976,731
Money Market Funds	581,766	–	–	581,766
Total	$5,558,497	$–	$–	$5,558,497

Market Opportunity Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$32,040,880	$–	$–	$32,040,880
Money Market Funds	804,424	–	–	804,424
Total	$32,845,304	$–	$–	$32,845,304

As of the period ended August 31, 2013, the Funds did not have any transfers in and out of any Level. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2013. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Securities Transactions: Security transactions are accounted for on trade date.

Option Transactions: Trilogy Fund may purchase and write put and call options on broad-based U.S. stock indices or ETFs that replicate the performance of a broad-based U.S. stock index. The Fund uses option contracts on broad-based U.S. stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to market daily. If a written option expires unexercised on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. If an index option is exercised, the Fund will be required to pay the difference between the closing index value and the exercise price of the option. In this event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the Net Asset Value of the ETF.

3. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Transactions in option contracts written by Trilogy Fund during the period ended August 31, 2013 were as follows:

Trilogy Fund	Written Puts		Written Calls
	Contracts	Premiums	Contracts	Premiums
Options outstanding at beginning of period	740	$1,770,527	670	$2,339,759
Options written	2,175	4,637,928	2,020	5,387,449
Options closed	(1,140)	(2,961,482)	(1,870)	(5,297,212)
Options exercised	-	-	(160)	(119,214)
Options expired	(400)	(907,970)	(25)	(93,850)
Options outstanding at ending of period	1,375	$2,539,003	635	$2,216,932

A portion of the Trilogy Fund’s securities are pledged as collateral for open option contracts.

4. TAX BASIS OF INVESTMENTS

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at August 31, 2013 is as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments
Managed Fund	$-	$-	$-	$642,417,658
Core Advantage Fund	$2,304,247	$(177,144)	$2,127,103	$43,790,237
Olympus Fund	$67,758	$(66,691)	$1,067	$16,812,348
Trilogy Fund	$8,475,747	$(3,223,606)	$5,252,141	$124,957,109
Tactical Income Fund	$3,179	$(87,432)	$(84,253)	$5,642,750
Market Opportunity Fund	$2,549,909	$(389,631)	$2,160,278	$30,685,026

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Core Advantage Fund, Trilogy Fund, and Tactical Income Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Stadion Investment Trust

By (Signature and Title)*		/s/ Judson P. Doherty
Judson P. Doherty, President

Date	October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date	October 29, 2013

By (Signature and Title)*		/s/ Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date	October 29, 2013

* Print the name and title of each signing officer under his or her signature.